Geographic Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Geographic Information (Textual)
Revenues	$ 289,707	$ 269,194	$ 216,190
Canada [Member]
Geographic Information (Textual)
Revenues	$ 649	$ 1,056	$ 854
Sales [Member]
Geographic Information (Textual)
Percentage of revenues from major customers	10.00%	10.00%	10.00%